Offerings	Jan. 03, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,714,041
Proposed Maximum Offering Price per Unit	77.36
Maximum Aggregate Offering Price	$ 209,958,212
Fee Rate	0.01531%
Amount of Registration Fee	$ 32,145
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Registrant’s 2022 Equity Incentive Plan (the “2022 Plan”) or the Registrant’s Amended and Restated 2022 Employee Stock Purchase Plan (the “2022 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration or conversion of the Registrant’s Common Stock that increases the number of outstanding shares of Common Stock.

(2)
Represents an automatic increase in the number of shares of Common Stock reserved for issuance pursuant to future awards under the 2022 Plan as a result of the annual evergreen increase under the
2022
Plan.

(4)
Pursuant to Rule 457(c) and 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $77.36, which is the average of the high and low prices of shares of Common Stock on The Nasdaq Capital Market (“Nasdaq”) on December 30, 2024 (such date being within five business days of the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission (the “SEC”)).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	312,500
Proposed Maximum Offering Price per Unit	65.79
Maximum Aggregate Offering Price	$ 20,559,375
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,148
Offering Note
(1)
Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of the Registrant’s Common Stock that become issuable under the Registrant’s 2022 Equity Incentive Plan (the “2022 Plan”) or the Registrant’s Amended and Restated 2022 Employee Stock Purchase Plan (the “2022 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration or conversion of the Registrant’s Common Stock that increases the number of outstanding shares of Common Stock.

(3)
Represents an automatic increase in the number of shares of Common Stock reserved for issuance pursuant to future awards under the 2022 ESPP as a result of the annual evergreen increase under the 2022 ESPP.

(5)
Pursuant to Rule 457(c) and 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $65.79, which is 85% of the average of the high and low prices of shares of Common Stock on Nasdaq on December 30, 2024 (such date being within five business days of the date that this Registration Statement was filed with the SEC). Pursuant to the 2022 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of the common stock on (i) the first trading day of the offering period or (ii) the exercise date.